RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 03, 2014
Reclassifications out of accumulated other comprehensive income (loss) [Line Items]
Balances	$ (113.2)
Amounts reclassified from accumulated other comprehensive income [Abstract]
Reclassification adjustment of prior derivative settlement, net of tax	0.1
Balances	$ (200.3)